Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Partnership's Loan Receivables and Other Financing Receivables
The following table includes the amortized cost basis of the Company’s direct interests in financing receivables and net investment in direct financing leases by class of financing receivables and by period of origination and their associated credit quality as at December 31, 2022 and 2021.

		As at December 31,
		2022		2021
	Period of Origination	Credit Quality Grade (i)	Amortized Cost Basis $	Credit Quality Grade (i)	Amortized Cost Basis $

Direct financing leases
Tangguh Hiri and Tangguh Sago	2017 and prior	Performing	305,957	Performing	319,799
Seapeak Bahrain (formerly Bahrain Spirit)	2018	Performing	206,930	Performing	209,569
			512,887		529,368
Loans to equity-accounted joint ventures
Exmar LPG Joint Venture	2017 and prior	—	—	Performing	32,266
Bahrain LNG Joint Venture	2017 and prior	Performing	88,519	Performing	83,371
			88,519		115,637
			601,406		645,005

Financing Receivable, Allowance for Credit Loss	Changes in the Company's allowance for credit losses for the years presented in these consolidated financial statements are as follows:

	Direct financing leases (i) $	Direct financing and sales-type leases and other within equity-accounted joint ventures (i) $	Loans to equity-accounted joint ventures (ii) $	Guarantees of debt (iii) $	Total $
As at January 1, 2020	15,055	36,292	3,714	2,139	57,200
Provision for (reversal of) potential credit losses	15,122	18,645	1,012	(59)	34,720
As at December 31, 2020	30,177	54,937	4,726	2,080	91,920
Provision for (reversal of) potential credit losses	3,823	3,363	(626)	(380)	6,180
As at December 31, 2021	34,000	58,300	4,100	1,700	98,100
Reversal of potential credit losses	(7,800)	(21,700)	(1,200)	(400)	(31,100)
As at December 31, 2022	26,200	36,600	2,900	1,300	67,000

Fair Value Measurements, Recurring and Nonrecurring
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2022		December 31, 2021
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 15a)	Level 1	265,946	265,946	142,057	142,057
Derivative instruments (note 13)
Interest rate swap agreements – assets	Level 2	51,046	51,046	3,896	3,896
Interest rate swap agreements – liabilities	Level 2	(291)	(291)	(26,802)	(26,802)
Foreign currency contracts	Level 2	398	398	—	—
Cross currency swap agreements – assets	Level 2	3,263	3,263	4,201	4,201
Cross currency swap agreements – liabilities	Level 2	(23,041)	(23,041)	(14,654)	(14,654)
Non-recurring:
Vessel held for sale (note 19b)	Level 2	63,120	63,120	9,813	9,813
Equity-accounted joint ventures (note 7a(iii))	Level 2	—	—	10,418	10,418
Equity-accounted joint ventures (note 7a(v))	Level 3	279,561	279,561	—	—
Other:
Loans to equity-accounted joint ventures (note 7)	(i)	88,519	(i)	115,637	(i)
Long-term debt – public (note 10)	Level 1	(286,971)	(288,448)	(317,860)	(325,873)
Long-term debt – non-public (note 10)	Level 2	(1,117,474)	(1,111,728)	(1,061,782)	(1,093,400)
Obligations related to finance leases (note 5)	Level 2	(1,697,080)	(1,665,094)	(1,268,990)	(1,332,044)
(i)The advances to equity-accounted joint ventures together with the Company’s equity investments in the joint ventures form the net aggregate carrying value of the Company’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.